Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Customer	Dec. 31, 2012 Customer	Dec. 31, 2011 Customer
Significant Accounting Policies [Line Items]
Compensating balance	$ 241,500,000	$ 89,250,000
Restricted cash restriction period	1 year
Restricted Investments		14,282,000
Annual interest rate on the restricted investment	4.00%
Short term investment in RMB denominated financial products	847,041,000	615,003,000
Account receivables maturities period	1 year
Concentration of credit risk reinsurance	The Company purchases export credit insurance to mitigate the risk of loss and accounts receivable impairment on shipments to our international distributors who have purchased our products under credit terms. Under these arrangements, the Company's insurer reviews the relevant customer contract and sales invoice and establishes a specified insurable amount (generally ranging from 80-90% of the outstanding invoice amount) based on the insurer's assessment of collectability.
Intangible assets impairment loss		308,000
Treasury stock value	18,792,000
Shares repurchase program, number of shares repurchased and retired	605,121
Shares repurchase program, result in common stock	78
Shares repurchase program, reduction result in additional paid-in capital	23,577,000
Value added tax (VAT) percentage	17.00%	17.00%	17.00%
Amount of tax collected from customers on behalf of the tax authority	100,311,000	78,024,000	60,379,000
Amount of VAT refund	28,406,000	26,898,000	21,525,000
Shipping and handling costs	24,003,000	21,230,000	18,189,000
Government and other subsidies	3,972,000	1,725,000	1,960,000
Amortization expense for capitalized computer software	6,077,000	4,189,000	2,574,000
Advertising expenses	2,403,000	1,921,000	1,727,000
Exercisable stock options vested, term	2 years
Share based compensation, modification expense related to extension of exercise period of vested options	670,000
Minimum likelihood of tax benefits being recognized upon settlement	50.00%
Foreign currency exchange differences	8,863,000	976,000	6,566,000
Customers accounting for two percent or more of net revenue	0	0	0
Minimum
Significant Accounting Policies [Line Items]
Investments maturity period	90 days
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	80.00%
Insurance claim collection period	12 months
Land use right estimated useful life	20
Estimated useful life	1 year
Maximum
Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period	3 months
Investments maturity period	1 year
Percentage of contract and sales invoice reviewed to establishes a specified insurable amount	90.00%
Insurance claim collection period	18 months
Land use right estimated useful life	50
Estimated useful life	20 years
Value added tax (VAT) refund percentage	14.00%	14.00%	14.00%
Forward Foreign Exchange Contracts
Significant Accounting Policies [Line Items]
Derivative notional amount	33,957,000	8,451,000	64,624,000
Derivative assets, fair value	157,000	56,000	891,000
Gain (loss) on derivative instruments	101,000	(835,000)	891,000
Cash and Cash Equivalents
Significant Accounting Policies [Line Items]
Compensating balance	82,337,000	89,250,000
Short-term Investments
Significant Accounting Policies [Line Items]
Compensating balance	159,163,000
High Credit Quality Banks
Significant Accounting Policies [Line Items]
Short term investment in RMB denominated financial products	823,172,000	596,480,000
Protection percentage from bank on capital investment in financial products	100.00%
High Credit Quality Banks | Minimum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	4.50%	3.10%
High Credit Quality Banks | Maximum
Significant Accounting Policies [Line Items]
Annual Interest rate on investments	5.70%	6.20%
Core Technologies - self-developed software
Significant Accounting Policies [Line Items]
Amount capitalized	$ 8,230,000	$ 12,073,000	$ 14,040,000
Core Technologies - self-developed software | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Core Technologies - self-developed software | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	7 years